INCOME TAXES - Schedule Of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (19,787)	$ (16,988)
Non-capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	1,666	1,339
Capital losses [Member] | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	77	53
Unused tax losses [member] | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	3,959	3,561
Unused tax losses [member] | International
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	1,814	1,474
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total net deferred tax liabilities	$ (27,303)	$ (23,415)